Common Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Class of Warrant or Right [Line Items]
Common Stock Warrants
Note 11. Common Stock Warrants
In March 2023, all outstanding common stock warrants were exercised. Of the 9,918 warrants outstanding on December 31, 2022, 4,960 of the warrants were exercised in exchange for $107 thousand and the remaining 4,958 warrants were net exercised resulting in the issuance of 4,134 common shares. No additional expense was recognized on the exercise of the warrants.

Note 15. Common Stock Warrants
The Company has issued fully vested common stock warrants in exchange for certain consulting services rendered to the Company in February 2016. A summary of the Company’s outstanding common stock warrants as of December 31, 2022 were as follows:

Warrant Tranche	Exercise Price	Shares
A	$12.18	2,052
B	14.01	713
C	18.87	795
D	18.98	4,742
E	41.24	606
F	47.32	634
G	50.00	376

Total		9,918

As of both December 31, 2022 and 2021, total outstanding common stock warrants issued by the Company were 9,918 with weighted average exercise price of $27.25 per share. All the warrants outstanding expire at the earlier of April 2, 2023 or the initial closing of a deemed liquidation event, as defined in the warrant agreements.
No
ne of these warrants were exercised during 2022 or 2021 and remained unexercised and outstanding as of December 31, 2022 and 2021.
All tranches of the common stock warrants issued
(A-G)
do not have vesting conditions and are equity classified.